Fundamental Accounting Concept	12 Months Ended
Dec. 31, 2021
Fundamental Accounting Concepts [Abstract]
FUNDAMENTAL ACCOUNTING CONCEPT
2.1	FUNDAMENTAL ACCOUNTING CONCEPT

For the year ended December 31, 2021, the Group incurred a loss of USD 18,050,307 (2020: USD 5,743,190) and as at December 31, 2021, the Group has accumulated losses of USD 62,015,211 (2020: USD 44,228,530) and negative working capital (i.e. excess of current liabilities over current assets) of USD 29,873,735 (2020: USD 14,516,283). In addition to the cash flows to be generated from the Group’s operations, the continuation of the Group’s operations is dependent primarily on the ability to raise funding, and accessibility and availability thereof. The Group’s management acknowledge that there is a risk that the quantum and timing of cash flows may not be achievable in line with the twelve months forecasts from the date of approval of the Group’s consolidated financial statements. These factors represent a material uncertainty that casts substantial doubt upon the Group’s ability to continue as a going concern absent subsequent additional funding.

On February 3, 2022, the Group and Vistas Media Acquisition Company (VMAC, a Special Purpose Acquisition Company (or SPAC) listed on the Nasdaq stock exchange in USA under the ticker VMAC) closed a SPAC Merger transaction (the Transaction). The Transaction is a reverse merger between VMAC and the Company whereby the shareholders of VMAC and the Company became shareholders of Anghami Inc., a Cayman Island entity created upon the consummation of the transaction, and ultimate parent company post-merger. Shareholders of VMAC, the Company along with various private investors have become the shareholders of Anghami Inc. Upon the completion of the Transaction, the Group raised USD 43.04 million out of which only USD 23.4 million was actually received after deducting transaction fees of USD 8 million and USD 9.5 million previously advanced from Shua’a Capital against the Transaction in 2021.

Based on management’s forecasts, the day-to-day operations and expenditure requirements are anticipated to be funded primarily by both cash generated through the ongoing operations and ability to access additional funding.

The consolidated financial statements have been prepared assuming that the Group will continue as a going concern which is contingent upon the Group’s ability to access additional funding. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Group is unable to continue as a going concern.

Capital management

For the purpose of the Group’s capital management, capital includes issued capital, convertible notes, share premium and all other equity reserves attributable to the equity holders of the Parent. The primary objective of the Group’s capital management is to maximize shareholders’ value.

The Group manages its capital structure and make adjustments in light of changes in economic conditions and the requirements of the financial covenants. The Group monitors capital using a gearing ratio, which is ‘net debt’ divided by total capital plus net debt. The Group includes within net debt, interest bearing loans and borrowings, trade and other payables, less cash and cash equivalents.

	2021	2020
	USD	USD

Trade and other payables (Note 22)	15,892,129	14,409,807
Less: Cash and cash equivalents (Note 17)	(632,540)	(5,608,311)
Net debt	15,259,589	8,801,496
Loans and borrowings (Note 24)	18,526,802	12,735,835
Deficiency of assets	(26,842,475)	(17,055,553)
Total capital	(8,315,673)	(4,319,718)
Capital and net debt	6,943,916	4,481,778
Gearing ratio	220%	196%

The Gearing ratio does not incorporate trade receivables, which are dues from Google, Apple Store, and prime telcos of the MENA region. Trade receivables amounted to USD 4.5 million at December 31, 2021 (2020: USD 3.7 million) which further improves the cash position of the Group. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2021 and December 31, 2020.

2.2	COVID-19 IMPACT

The COVID-19 pandemic had a significant negative impact on the Group’s business and that of the Group’s customers. The direct impact on the Group’s business, beyond disruptions in normal business operations, was driven by the reduced spending of major advertisers and consumer spending on discretionary items, which in turn adversely affected the Group’s revenue from both Ad-Supported subscriptions and Premium subscriptions. While many of the Group’s advertisers have increased their advertising budget and there has been an increase in our users’ engagement, these are still not at the pre-pandemic level. As a result of the COVID-19 pandemic, artists and other content creators have experienced delays or interruptions in their ability to create and release new content on the platform. The decrease in the amount or quality of content available on the Group’s platform has adversely affected user engagement and our financial performance. The COVID-19 pandemic also delayed the Group’s fundraising process to the last quarter of 2020. The ultimate impact of COVID-19 on the Group’s financial performance and results of operations will depend on numerous evolving factors that we may not be able to accurately predict, including the duration and scope of the pandemic, the impact of the pandemic on economic activity, and actions taken by governments, businesses, and individuals in response to the length of time that these disruptions exist.

With the start of COVID-19 restrictions in 2020 and throughout 2021, the Group’s adopted a flexible work program in which employees can work remotely or from the office or a mix of both. This situation could challenge the Group’s ability to manage employees, maintain a prominent level of productivity and creativity, impact financial controls, increase cyber security risk and increase the Group’s compliance costs as many employees are subject to different local regulations. Organizations worldwide have seen an increased phishing and ransomware risk as bad actors try to take advantage of remote workplace vulnerabilities. Our own systems are subject to such increased threats.

2.3	LEBANON OPERATING ENVIRONMENT

The Group has limited operations in Lebanon that have been witnessing, since the last quarter of 2019, severe events that have set off an interconnected fiscal, monetary and economic crisis as well as a deep recession.

The unofficial capital controls, economic recession and hyperinflation, resulted in a multitude of exchange rates whereby the official rate set by the Lebanese Central Bank (Banque Du Liban) still stands at 1,507.5 LBP / US Dollar while parallel unofficial exchange rates significantly depreciated the Lebanese pounds (“LBP”) against US Dollar.

Commercial transactions in Lebanese pounds were initially recognized based on the official rate of 1,507.5 LBP / US Dollar set by the Lebanese Central Bank (Banque Du Liban), as this is the contractually agreed exchange rate

Translation of all monetary assets and liabilities and foreign currency transactions at the official exchange rate does not always represent a reasonable estimate of expected cash flows in Lebanese pounds that would have to be generated / used from the realization of such assets or the payment of such liabilities at the date of the transactions or at the date of the financial statements. The monetary assets and liabilities in Lebanese pounds and the related foreign exchange losses, were reflected in these financial statements at exchange rate of 22,700 LBP / US Dollar, based on “Sayrafa” platform rate which a rate released by the Lebanese Central Bank; The platform was set up in a bid to render more transparent a market that has been in limbo since the financial and economic crisis broke out. The Group has recognised a net foreign currency loss of USD 257,254 for the year ended December 31, 2021 (2020: loss USD 422,022) against trade and other receivables, contract assets, trade and other payables and contract liabilities.